Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 29, 2017
Institutional Shares
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Account Value	$ 255,448	$ 184,971	$ 120,091	$ 227,329	$ 242,929	$ 150,119	$ 110,358	$ 100,000	$ 100,000
S&P 500 TR Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR Index
Account Value	$ 247,696	198,126	156,885	191,582	148,853	125,722	95,616	100,000	100,000
Russell Midcap Growth Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap Growth Total Return Index
Account Value	$ 222,112	$ 181,905	$ 144,522	$ 197,221	$ 174,953	$ 129,034	$ 95,249	$ 100,000	$ 100,000